ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2010
Accounts Payable Accrued Expenses And Other Liabilities Tables [Abstract]
Accounts Payable Accrued Expenses And Other Liabilities

	2009	2010
	(EUR in thousands)
Accrued expenses and deferred income	94,160	129,436
Amounts due to re-insurers	24,670	23,391
Income and other taxes payable	163,437	165,153
Accounts payable	439,597	349,991
Payroll related accruals	68,972	52,192
Private equity: liabilities of investee entities	142,429	134,028
Unsettled transactions on debt securities	781,154	1,065
Accrued interest and commissions	386,452	357,546
Deferred tax liability (Note 39)	162,404	139,046
Amounts due to third-parties under collection agreements	85,288	28,277
Pension liability	403,928	299,933
Dividends payable	19,010	30,923
Amounts due to government agencies	289,957	145,379
European Re-development Fund	30,039	27,612
Liabilities relating to deposit administration funds (DAF)	187,371	232,337
Checks and credit card transactions under settlement	527,110	676,610
Other	373,012	534,125
Total	4,178,990	3,327,044